Financial assets and financial liabilities - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 664,128	R$ 550,842
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 515,201
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	144.64%
Interest rate used in measuring financial assets	3.99%
Probable scenario	R$ 20,557
Increase (decrease) In Financial Instrument In Possible Scenario	15,417
Increase (decrease) In Financial Instrument In Remote Scenario	5,139
Interest rate risk | Trade receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 12,029
Interest rate used in measuring financial assets	4.51%
Probable scenario	R$ 543
Increase (decrease) In Financial Instrument In Possible Scenario	678
Increase (decrease) In Financial Instrument In Remote Scenario	949
Interest rate risk | Short term loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 151,757
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	3.60%
Inflation rate used in measuring financial liabilities	6.36%
Probable scenario	R$ 9,652
Increase (decrease) In Financial Instrument In Possible Scenario	12,065
Increase (decrease) In Financial Instrument In Remote Scenario	16,891
Interest rate risk | Lease liabilities Member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 149,353
Inflation rate used in measuring financial liabilities	25.31%
Probable scenario	R$ 37,801
Increase (decrease) In Financial Instrument In Possible Scenario	47,252
Increase (decrease) In Financial Instrument In Remote Scenario	66,152
Interest rate risk | Accounts payable from acquisition of subsidiaries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 274,861
Inflation rate used in measuring financial liabilities	4.51%
Probable scenario	R$ 12,396
Increase (decrease) In Financial Instrument In Possible Scenario	15,495
Increase (decrease) In Financial Instrument In Remote Scenario	R$ 21,693